STOCKHOLDERS' DEFICIT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT
Unissued shares for conversion of debt		14,667
Unissued shares for TPT MedTech consulting agreements		300,000
Unissued shares for TPT consulting agreements		4,150,000
Shares receivable under terminated acquisition agreement		(3,096,181)
Unissued shares under consulting and director agreements	4,450,000
Unissued shares for conversion of debt	$ 14,667
Shares receivable under prior terminated acquisition agreement	(3,096,181)
Net commitment	1,386,486	(1,368,486)